UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brinker Capital, Inc.
         -------------------------------
Address: 1055 Westlakes Drive, Suite 250
         -------------------------------
         Berwyn PA 19312
         -------------------------------

Form 13F File Number: 28-14331
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Brian Ferko
        ------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  610 407 5500
        ------------------------

Signature, Place, and Date of Signing:
       /s/ Brian Ferko                Berwyn, PA           February 16, 2012
------------------------------    ------------------    ------------------------
          [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number              Name

      28-5788                           Natixis Asset Management Advisors, L.P.
      -------                           ---------------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None
                                          --------

Form 13F Information Table Entry Total:   50
                                          --------

Form 13F Information Table Value Total:   $221,659
                                          --------
                                         (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                TITLE OF                   SHRS OR     VALUE          SH/ PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     PRN AMT     (X$1000)       PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
----------------------------    ---------------- --------  ----------- -------------- --- ----- ---------- -------- ---- ------ ----
ADAMS EXPRESS CO                Common           6212104            20        $192.80 Sh        Sole                  20
AVALONBAY CMNTYS INC            Common           53484101          715     $93,379.00 Sh        Sole                 715
GANNETT CO INC                  Common           364730101      339656  $4,541,200.72 Sh        Sole              339656
GENERAL AMERICAN INV TR CO      Common           368802104           2         $49.82 Sh        Sole                   2
INTERPUBLIC GRP CO INC          Common           460690100  434657.688  $4,229,219.31 Sh        Sole          434657.688
ISHARES GOLD TRUST ETF          ETF              464285105      222516  $3,388,918.68 Sh        Sole              222516
ISHARES MSCI CANADA ETF         ETF              464286509  140194.739  $3,729,180.09 Sh        Sole          140194.739
ISHARES MSCI CHILE ETF          ETF              464286640  151778.902  $8,759,160.43 Sh        Sole          151778.902
ISHARES MSCI JAPAN ETF          ETF              464286848 1180497.277 $10,754,330.13 Sh        Sole         1180497.277
ISHARES BARCLAYS TIPS ETF       ETF              464287176          99     $11,552.31 Sh        Sole                  99
ISHARES TR MSCI EMERGING MKTS   ETF              464287234        1356     $51,446.64 Sh        Sole                1356
ISHARES TR MSCI EAFE INDEX      ETF              464287465   93755.754  $4,643,722.50 Sh        Sole           93755.754
ISHARES SEMICONDUCTOR ETF       ETF              464287523  205061.932 $10,130,059.46 Sh        Sole          205061.932
ISHARES TR DJ US REAL EST       ETF              464287739     6640.76    $377,261.57 Sh        Sole             6640.76
ISHARES TR MSCI ACWI EX         ETF              464288240      364206 $13,406,422.86 Sh        Sole              364206
MITEK SYSTEMS INC               Common           606710200      135640    $983,390.00 Sh        Sole              135640
MOBILE TELESYSTEMS              Common           607409109           1         $14.68 Sh        Sole                   1
ODYSSEY MARINE EXPLORATION      Common           676118102     3162958  $8,666,504.91 Sh        Sole             3162958
PRUDENTIAL FINL INC             Common           744320102  164707.467  $8,255,138.27 Sh        Sole          164707.467
ROYAL DUTCH SHELL PLC CLASS A   SPON ADR         780259206       8.763        $640.50 Sh        Sole               8.763
UBS AG JERSEY BRH
  ALERIAN INFRST                Common           902641646        2162     $71,562.20 Sh        Sole                2162
UNITED CONTL HLDGS INC COM      Common           910047109      420968  $7,943,666.16 Sh        Sole              420968
VANGUARD TOTAL BOND MARKET ETF  ETF              921937835       13035  $1,088,943.90 Sh        Sole               13035
VANGUARD EMERGING MKTS ETF      ETF              922042858  145699.861  $5,567,191.67 Sh        Sole          145699.861
APOLLO INVESTMENT CORP BDC      Common           03761U106      451270  $2,906,178.80 Sh        Sole              451270
CAPSTEAD MORTGAGE CORP          Common           14067E506  299182.609  $3,721,831.62 Sh        Sole          299182.609
GUGGENHEIM/SABRIENT
  INSIDER ETF                   ETF              18383M209   437400.93 $13,467,574.60 Sh        Sole           437400.93
GUGGENHEIM/BEACON SPIN-OFF ETF  ETF              18383M605  589766.157 $13,871,300.02 Sh        Sole          589766.157
GUGGENHEIM/RAYMOND JAMES
  SB1 ETF                       ETF              18383M613  692812.979 $14,223,450.46 Sh        Sole          692812.979
GUGGENHEIM/OCEAN TOMO
  PATENT ETF                    ETF              18383M704  561770.927 $13,653,281.53 Sh        Sole          561770.927
CREDIT SUISSE CUSHING
  30 MLP ETN                    ETN              22542D852  535364.936 $13,421,598.94 Sh        Sole          535364.936
ETFS GOLD TR SHS                Common           26922Y105         112     $17,352.16 Sh        Sole                 112
HEALTH CARE REIT INC            Common           42217K106        1261     $68,762.33 Sh        Sole                1261
INTERCONTINENTALEXCHANGE INC    Common           45865V100         391     $47,135.05 Sh        Sole                 391
JPMORGAN ALERIAN MLP INDEX ETN  ETN              46625H365       23040    $897,868.80 Sh        Sole               23040
POWERSHARES ETF TRUST PRVT
  EQTY PORT                     GBL LSTD PVT EQT 73935X195       49082    $392,165.18 Sh        Sole               49082
POWERSHARES US DOLLAR INDEX     Doll Index Bull  73936D107         524     $11,774.28 Sh        Sole                 524
PROSHARES SHORT MSCI EAFE ETF   ETF              74347R370        1796     $92,494.00 Sh        Sole                1796
PROSHARES SHORT S&P 500 ETF     ETF              74347R503        1142     $46,148.22 Sh        Sole                1142
PROSHARES SHORT R2000 ETF       ETF              74347R826        4431    $131,512.08 Sh        Sole                4431
PROSHARES SHORT 20+YR TREASURY  ETF              74347X849      410733 $12,802,547.61 Sh        Sole              410733
PROSHARES TR SHT 7-10 YR TR     ETF              74348A608        3088    $105,794.88 Sh        Sole                3088
SPDR GOLD TRUST GOLD SHS        ETF              78463V107          42      $6,383.58 Sh        Sole                  42
SPDR INDEX SHS FDS INTL
  HLTH ETF                      ETF              78463X681   86851.534  $2,692,397.64 Sh        Sole           86851.534
SPDR DJ GLOBAL REAL ESTATE ETF  ETF              78463X749  306432.597 $10,691,433.29 Sh        Sole          306432.597
SPDR S&P INTL DIVIDEND          ETF              78463X772    75857.55  $3,526,617.50 Sh        Sole            75857.55
SPDR BARCLAYS HIGH YIELD
  BOND ETF                      ETF              78464A417   96063.152  $3,693,628.24 Sh        Sole           96063.152
SPDR DOW JONES INDL AVRG ETF    ETF              78467X109  116131.724 $14,150,650.57 Sh        Sole          116131.724
VANGUARD SCOTTSDALE FDS
  VNG RUS3000IDX                VNG RUS IDX      92206C599        4938    $283,559.72 Sh        Sole                4938
VANGUARD SCOTTSDALE FDS
  VNG RUS2000IDX                VNG RUS IDX      92206C664         722     $42,258.66 Sh        Sole                 722